Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Pension and Other Postretirement Benefit Expense [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Employee Stock Purchase Plan

EchoStar has an employee stock purchase plan (the “ESPP”), under which it is authorized to issue 2.5 million shares of EchoStar Class A common stock.  As of December 31, 2016, EchoStar had 0.4 million shares of Class A common stock which remain available for issuance under this plan.  Substantially all full-time employees who have been employed by us for at least one calendar quarter are eligible to participate in the ESPP.  Employee stock purchases are made through payroll deductions.  Under the terms of the ESPP, each employee’s deductions are limited so that the maximum they may purchase under the ESPP is $25,000 in fair value of Class A common stock per year.  Stock purchases are made on the last business day of each calendar quarter at 85.0% of the closing price of the Class A common stock on that date.  For the years ended December 31, 2016, 2015 and 2014, employee purchases of EchoStar Class A common stock through the ESPP totaled approximately 209,000 shares, 198,000 shares and 152,000 shares, respectively.

401(k) Employee Savings Plans

Under the EchoStar 401(k) Plan (“the Plan”), eligible employees are entitled to contribute up to 75.0% of their compensation subject to the maximum limit provided by the Internal Revenue Code of 1986, as amended (the “Code”).  Eligible employees have the option to make after-tax contributions to the Plan so that they may contribute up to 75% of their compensation on a pre-tax and/or after-tax basis subject to the Code limits.  All employee contributions to the Plan are immediately vested.  EchoStar matches 50 cents on the dollar for the first 6.0% of each employee’s salary contributions to the Plan for a total of 3.0% match on a pre-tax basis up to a maximum of $7,500 annually.  EchoStar’s match is calculated each pay period there is an employee contribution. In addition, EchoStar may make an annual discretionary contribution to the 401 (k) plan to be made in cash or EchoStar’s stock.  Company contributions under the Plan vest at 20.0% per year and are 100.0% vested after an eligible employee has completed five years of employment.  Forfeitures of unvested participant balances may be used to fund matching and discretionary contributions.

For the years ended December 31, 2016, 2015 and 2014, we recognized matching contributions, net of forfeitures, of $4.4 million, $4.0 million and $3.3 million, respectively, and EchoStar made discretionary contributions of shares of its Class A common stock, net of forfeitures, with a fair value of $5.6 million, $5.2 million and $5.0 million, respectively, to the Plan.